Description of the Business and Financial Condition (FY) (Details)	Feb. 09, 2021 USD ($) $ / shares shares	Feb. 01, 2021	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 10, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Stock split, conversion ratio		1.55583
Share price (in dollars per share) | $ / shares	$ 16
Convertible notes payable | $			$ 0	$ 0	$ 0
Common stock, shares authorized (in shares)	300,000,000		300,000,000	300,000,000		300,000,000
Preferred stock, shares authorized (in shares)	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01	$ 0.01		$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01
Cash and cash equivalents | $			$ 55,143,000	$ 88,756,000		$ 34,607,000
Accumulated deficit | $			$ (247,502,000)	$ (215,135,000)		$ (160,562,000)
Series C Convertible Preferred Stock at Fair Value
Subsidiary, Sale of Stock [Line Items]
Convertible preferred stocks outstanding (in shares)				0	0
IPO
Subsidiary, Sale of Stock [Line Items]
Shares sold in offering (in shares)	5,750,000
Share price (in dollars per share) | $ / shares	$ 16
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Shares sold in offering (in shares)	750,000
Private placement
Subsidiary, Sale of Stock [Line Items]
Shares sold in offering (in shares)	1,562,500
Proceeds from issuance of common stock | $	$ 25,000,000
IPO and Private placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock | $	$ 107,000,000